Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment, Expected Life [Table Text Block]
Software	3 years, or over the life of the agreement
Website (years)	3
Office equipment (years)	5
Furniture and fixtures (years)	5
Machinery and equipment (years)	7 - 10
Leasehold improvements	Fully extended lease-term